ACQUISITION OF ECO FIRMA FARMS - Schedule of purchase price and allocation - ECO FIRMA FARMS (Details) - USD ($)	Jan. 31, 2020	Jan. 31, 2019	Jun. 13, 2018	Jan. 31, 2018
Disclosure of detailed information about business combination [line items]
Biological assets	$ 1,408,271	$ 1,870,540		$ 0
Right-of-use assets	4,660,688	7,744,611
Lease liability	(5,001,362)
Convertible promissory note	$ 1,136,065	$ 1,845,830
ECO FIRMA FARMS
Disclosure of detailed information about business combination [line items]
Cash			$ 65,572
Receivables			122,840
Inventory			723,170
Biological assets			184,617
Other assets			70,120
Property and equipment			1,736,628
Right-of-use assets			3,689,418
Lease liability			(3,689,418)
Cultivation license			120,000
Goodwill			5,160,741
Accounts payable and accrued liabilities			(334,004)
Total assets and liabilities acquired			7,849,684
Liabilities assumed			3,944,049
Convertible promissory note			2,000,000
Share payment note			1,905,635
Total consideration			$ 7,849,684